Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
ASSETS
Cash and due from banks	$ 20,484	$ 22,364
Federal funds sold and other overnight interest-bearing deposits	7,893	20,445
Cash and cash equivalents	28,377	42,809
Investment in available-for-sale securities, at fair value	235,054	198,998
Other investments and securities, at cost	8,037	4,722
Total investment securities	243,091	203,720
Loans	865,080	861,213
Allowances for loan losses	(8,604)	(9,099)
Net loans	856,476	852,114
Premises and equipment - net	36,389	37,498
Mortgage servicing rights	2,847	2,762
Other real estate owned and repossessed assets - net	15,992	11,885
Accrued interest receivable	4,853	4,816
Cash surrender value - life insurance	2,348	2,284
Other assets	10,548	11,843
Total assets	1,200,921	1,169,731
Deposits
Non-interest bearing demand	208,035	207,700
Savings, interest checking and money market	441,080	442,131
Time deposits $100,000 and over	132,244	134,945
Other time deposits	165,838	184,738
Total deposits	947,197	969,514
Federal funds purchased and securities sold under agreements to repurchase	56,834	17,970
Subordinated notes	49,486	49,486
Federal Home Loan Bank advances	50,000	43,000
Accrued interest payable	382	373
Other liabilities	9,736	8,820
Total liabilities	1,113,635	1,089,163
Stockholders' equity:
Common stock, $1 par value, authorized 15,000,000 shares; issued 5,605,203 and 5,395,844 shares, respectively	5,605	5,396
Surplus	38,549	35,901
Retained earnings	48,700	44,016
Accumulated other comprehensive loss, net of tax	(2,018)	(1,228)
Treasury stock; 164,013 and 161,858 shares, at cost, respectively	(3,550)	(3,517)
Total stockholders' equity	87,286	80,568
Total liabilities and stockholders' equity	$ 1,200,921	$ 1,169,731